Exhibit 99.1

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM ABS DUE DILIGENCE-15E

CERTIFICATION OF PROVIDER OF THIRD-PARTY DUE DILIGENCE SERVICES FOR ASSET-BACKED SECURITIES

Pursuant 17 CFR 240.17g-10, this Form must be used by a person providing third-party due diligence services in connection with an asset-backed security to comply with section 15E(s)(4)(B) of the Securities Exchange Act of 1934 (15 U.S.C. 78o-7(s)(4)(B)). Section 15E(s)(4)(B) of the Securities Exchange Act of 1934 requires a person providing the due diligence services to provide a written certification to any nationally recognized statistical rating organization that produces a credit rating to which such due diligence services relate.

Item 1. Identity of the person providing third-party due diligence services

Legal Name:	CBIZ MHM, LLC
Business Name (if Different):
Principal Business Address:	1001 Conshohocken State Road, Ste 1-406
West Conshohocken, PA 19428

Item 2. Identity of the person who paid the person to provide third-party due diligence services

Legal Name:	Golden Pear Funding AssetCo, LLC
LLC Business Name (if Different):
Principal Business Address:	2 Wall Street, FL 6
New York, NY 10005

Item 3. Credit rating criteria

If the due diligence performed by the third party is intended to satisfy the criteria for due diligence published by a nationally recognized statistical rating organization, identify the nationally recognized statistical rating organization and the title and date of the published criteria (more than one nationally recognized statistical rating organization may be identified).

Not applicable

Item 4. Description of the due diligence performed

Provide a description of the scope and manner of the due diligence services performed in connection with the review of assets that is sufficiently detailed to provide an understanding of the steps taken in performing the review. Include in the description: (1) the type of assets that were reviewed; (2) the sample size of the assets reviewed; (3) how the sample size was determined and, if applicable, computed; (4) whether the accuracy of information or data about the assets provided, directly or indirectly, by the securitizer or originator of the assets was reviewed and, if so, how the review was conducted; (5) whether the conformity of the origination of the assets to stated underwriting or credit extension guidelines, standards, criteria or other requirements was reviewed and, if so, how the review was conducted; (6) whether the value of collateral securing such assets was reviewed and, if so, how the review was conducted; (7) whether the compliance of the originator of the assets with federal, state, and local laws and regulations was reviewed and, if so, how the review was conducted; and (8) any other type of review that was part of the due diligence services conducted by the person executing this Form. This description should be attached to the Form and contain the heading "Item 4." Provide this description regardless of whether the due diligence performed is intended to satisfy the criteria for due diligence published by a nationally recognized statistical rating organization.

See Attachments related to Golden Pear Securitization, Series 2024-1 transaction.

Item 5. Summary of findings and conclusions of review

Provide a summary of the findings and conclusions that resulted from the due diligence services that is sufficiently detailed to provide an understanding of the findings and conclusions that were conveyed to the person identified in Item 2. This summary should be attached to the Form and contain the heading “Item 5.”

See Attachments related to Golden Pear Securitization, Series 2024-1 transaction.

CERTIFICATION

The undersigned has executed this Form ABS Due Diligence 15E on behalf of, and on the authority of, the person identified in Item 1 of the Form. The undersigned, on behalf of the person, represents that the person identified in Item 1 of the Form conducted a thorough review in performing the due diligence described in Item 4 attached to this Form and that the information and statements contained in this Form, including Items 4 and 5 attached to this Form, which are part of this Form, are accurate in all significant respects on and as of the date hereof.

Name of Person Identified in Item 1: CBIZ MHM, LLC

By:
M. Michael Aquino
(Print name of duly authorized person) (Signature)

Date: January 29, 2024

Attachment:

Item 4 of Form ABS Due Diligence-15E related to
Golden Pear Funding AssetCo, LLC, Golden Pear Funding OpCo, LLC, PEAR 2024-1, LLC

and Golden Pear Securitization, Series 2024-1 Transaction

CBIZ MHM, LLC performed a consulting engagement (the “Services”) as described in the attached Consultant Report dated January 29, 2024 (the “Report”).

Accordingly:

•	The nature, scope and design of the Services are solely the responsibility of Golden Pear Funding AssetCo, LLC, (“Seller”, “GP Assetco", “you”, or the “Client”), Golden Pear Funding OpCo, LLC (“GP opco” or “Servicer”), and PEAR 2024-1, LLC (“Issuer” or “Company”) (“Specified Parties”) in connection with the Golden Pear Securitization, Series 2024-1 transaction (“Transaction”), as specified in the Report and the sufficiency of the Services performed is solely the responsibility of the Specified Parties;
•	CBIZ MHM, LLC makes no representations as to the sufficiency of the Services for the purposes of the Specified Parties or for any other purpose;
•	The Report is intended solely for the use of the Specified Parties and is not intended to be used by anyone other than the Specified Parties; and
•	The procedures that CBIZ MHM, LLC performed did not constitute, in accordance with generally accepted auditing or other applicable professional standards, (1) an audit, review, or compilation of the Company’s historical financial statements or specified elements, accounts or items thereof as per the attestation standards established by the American Institute of Certified Public Accountants, (2) an examination or compilation of the Company’s prospective financial information, (3) an appraisal of the Company or of any of the Company’s assets or liabilities or (4) an examination of the Company’s internal controls, and, accordingly, we express no opinion, limited assurance or any other form of assurance thereon and our work cannot be relied upon to disclose errors, fraud or illegal acts that may exist. In addition, CBIZ MHM, LLC did not verify the information that was obtained by us or presented in the Report, unless specified in the Report.

The Report contains a description of the following:

(i)	the type of assets;
(ii)	the sample size;
(iii)	how the sample size was determined and, if applicable, computed; and
(iv)	the scope and manner of the Services performed.

None of the engagement, Services or Report was intended to address, nor did they address, the following:

(i)	the value of collateral securing such assets;
(ii)	the compliance of the originator of the assets with federal, state, and local laws and regulations; or
(iii)	the conformity of the origination of the assets to stated underwriting or credit extension guidelines, standards, criteria or other requirements.

As of the date of this Form, CBIZ MHM, LLC performed no other procedures that would be considered due diligence services related to Golden Pear Securitization, Series 2024-1 transaction.

Attachment:

Item 5 of Form ABS Due Diligence-15E related to

Golden Pear Funding AssetCo, LLC, Golden Pear Funding OpCo, LLC, PEAR 2024-1, LLC

and Golden Pear Securitization, Series 2024-1 Transaction

Consultant Report dated January 29, 2024 related to

Golden Pear Funding AssetCo, LLC, Golden Pear Funding OpCo, LLC, PEAR 2024-1, LLC

and Golden Pear Securitization, Series 2024-1 Transaction

Golden Pear Funding AssetCo, LLC

Golden Pear Funding OpCo, LLC

PEAR 2024-1, LLC

Golden Pear Securitization, Series 2024-1

Consultant Report

January 29, 2024

For information related to this report, contact:

CBIZ MHM, LLC

1001 Conshohocken State Road, Ste. 1-406

West Conshohocken, PA 19428-2906

M. Michael Aquino	Kristin D. Stanton
Lead Managing Director	Senior Manager
(610) 862-2737	(610) 862-2205
maquino@cbiz.com	kstanton@cbiz.com

This Report is for CLIENT’s Internal Use Only and Should Not Be Relied
Upon By Any Third Party.

Golden Pear Securitization, Series 2024-1	Consulting Report

Consultant Engagement

Client and Seller Name:	Golden Pear Funding AssetCo, LLC
2 Wall Street, FL 6
New York, NY 10005

Company and Issuer Address:	PEAR 2024-1, LLC
2 Wall Street, FL 6
New York, NY 10005

Client and Company Principal Contact:	Dan Amsellem

Client and Company Phone Number:	212-792-8104

Consultants:	Samuel Pilcer
Alan Goldenberg
Kristin D. Stanton

Report Date:	January 29, 2024

Engagement Dates:	January 25 - 29, 2024

Client and Company Contact: Dan Amsellem – Chief Financial Officer

Golden Pear Securitization, Series 2024-1	Consulting Report

January 29, 2024

PRIVATE & CONFIDENTIAL

Mr. Dan Amsellem

Golden Pear Funding

Chief Financial Officer

2 Wall Street, FL 6

New York, NY 10005

Dear Mr. Amsellem:

Please find our enclosed Consultant Report (“the Report”) which was prepared at the request of Golden Pear Funding AssetCo, LLC (“GP Assetco”, “Seller”, “you” or the “Client”), Golden Pear Funding OpCo, LLC (“GP opco” or “Servicer”) and PEAR 2024-1, LLC (“Issuer” or “Company”) in connection with the Preliminary Private Placement Memorandum for the Golden Pear Securitization, Series 2024-1 (“PPM”), which date still needs to be determined (“Transaction”) and in accordance with the terms of our Engagement Letter dated January 16, 2024.

Client Acknowledgements

By acceptance of the Report, you acknowledge that (1) you have determined that the procedures we performed are the procedures that you requested us to perform, that you are solely responsible for the sufficiency of such procedures for your purposes, and that you do not require us to perform any further procedures, (2) we make no representations and express no opinion as to the sufficiency of the procedures for your purposes and had we performed additional procedures, other matters might have come to our attention that would have been reported to you, (3) the procedures that we performed should not be taken to supplant additional inquiries and procedures that you should undertake in your evaluation of the Transaction, (4) you have made available to us all financial records and related data that you received from the Company that you believe are necessary for us to complete our procedures, and (5) the decision whether to consummate the Transaction lies solely with you, and neither our work nor our findings shall in any way constitute a recommendation whether you should or should not consummate the Transaction, or on what terms.

Limitations of Procedures

The procedures we performed do not constitute, in accordance with generally accepted auditing or other applicable professional standards, (1) an audit, review, or compilation of the Company’s historical financial statements or specified elements, accounts or items thereof as per the attestation standards established by the American Institute of Certified Public Accountants, (2) an examination or compilation of the Company’s prospective financial information, (3) an appraisal of the Company or of any of the Company’s assets or liabilities or (4) an examination of the Company’s internal controls, and, accordingly, we express no opinion, limited assurance or any other form of assurance thereon and our work cannot be relied upon to disclose errors, fraud or illegal acts that may exist.

Golden Pear Securitization, Series 2024-1	Consulting Report

The Report contains a description of the following:

(i)	the type of assets;
(ii)	the sample size;
(iii)	how the sample size was determined and, if applicable, computed; and
(iv)	the scope and manner of the Services performed.

None of the engagement Scope Procedures or Report was intended to address, nor did they address, the following:

(i)	the value of collateral securing such assets;
(ii)	the compliance of the originator of the assets with federal, state, and local laws and regulations; or

(iii)	the conformity of the origination of the assets to stated underwriting or credit extension guidelines, standards, criteria or other requirements.

We have not verified the information we obtained or presented in the Report, unless specified therein.

Use of the Report

This letter and the Report are solely for your information and internal use and to assist you in the evaluation of the Transaction. You agree that without the prior written consent of CBIZ MHM, LLC (“CBIZ” or “Consultant(s)”), you will not circulate, quote or otherwise refer to this Report or a copy of all or any portion thereof. Notwithstanding the foregoing, you may provide copies of the Report in accordance with the terms and conditions set forth in the Engagement Letter dated January 16, 2024 and to your legal representatives or other professional advisors solely for their informational use in connection with the Transaction provided that (1) this letter shall be attached at the front of the Report at the time of disclosure, and (2) any such legal representative or other professional advisor has agreed to keep the Report confidential and fully releases CBIZ from any liability arising out of, or in reliance upon, this Report.

Updating the Report

We have no responsibility to update this letter or the Report for events or circumstances occurring after the date of this letter.

Very truly yours,

CBIZ MHM, LLC

By:          ___________________________________________

M. Michael Aquino, Lead Managing Director

CBIZ MHM, LLC

THIS REPORT IS FOR CLIENT’S INTERNAL USE ONLY AND SHOULD NOT BE RELIED UPON BY ANY THIRD PARTY

Golden Pear Securitization, Series 2024-1	Consulting Report

Legal Notice

This Report is provided solely to Client for its internal use and information, pursuant to our Engagement Letter dated January 16, 2024 with no third party beneficiaries being created thereby, and is subject in all respects to the terms and conditions of that letter, including restrictions on disclosure of this Report to third parties.

If this Report is received by anyone other than Client, the recipient is placed on notice that the attached Report has been prepared solely for Client for their internal use and this Report and its contents may not be shared with or disclosed to anyone without the express written consent of Client and CBIZ. CBIZ shall have no liability and shall pursue all available legal and equitable remedies against recipient, for the unauthorized use or distribution of this Report to third parties.

Legal Representation

Client acknowledges and agrees that it is responsible for its own legal representation and guidance related to the Transaction and that it will consult its own legal resources before acting upon any deliverables CBIZ provides under this Report. Client further acknowledges and agrees CBIZ is not a law firm and is not providing legal advice or analysis and that CBIZ has not engaged legal counsel with respect to the services, and that matters of legal interpretation are beyond the scope of the services. CBIZ expressly disclaims any and all responsibility for the accuracy, adequacy, completeness or appropriateness of any legal document, relating to the Transaction or otherwise, reviewed during the performance of services as outlined herein.

Golden Pear Securitization, Series 2024-1	Consulting Report

General Information

During this engagement, the Consultants conducted discussions with the following Company personnel:

Individual	Title	Tenure
Dan Amsellem	Chief Financial Officer	9 years
Maria Ocasio	VP of Portfolio Management	6 years

Report-Specific Terminology

The following abbreviated terminology is used at times throughout this Report:

•	Client, GP Assetco, or Seller	Golden Pear Funding AssetCo, LLC
•	GP opco or Servicer	Golden Pear Funding OpCo, LLC
•	Issuer or Company	PEAR 2024-1, LLC
•	M	$000s
•	MM	$000,000s
•	PPM	Preliminary Private Placement Memorandum dated TBD
•	Final PPM	Final Private Placement Memorandum dated TBD
•	Transaction	Golden Pear Securitization, Series 2024-1
•	Case Cash	JV Partner of Golden Pear

Other Notes

Throughout the various tables presented in the report and accompanying exhibits, slight differences in totals may exist due to rounding occurrences. Any material variances that may occur are discussed within the body of the report.

Golden Pear Securitization, Series 2024-1	Consulting Report

TABLE OF CONTENTS

SCOPE OF SERVICES	9
A. RESULTS OF TESTING	11

EXHIBITS

A.1	DATA INTEGRITY TEST FOR ADVANCES

A.2	RECALCULATION OF SCOPE OF SERVICES STEPS 4 & 5

Golden Pear Securitization, Series 2024-1	Consulting Report

STATEMENT OF WORK

PURSUANT TO THE ENGAGEMENT LETTER DATED JANUARY 16, 2024
BY AND BETWEEN CBIZ MHM, LLC (“CBIZ”) AND
GOLDEN PEAR FUNDING ASSETCO, LLC (“GP ASSETCO”, “SELLER”, “YOU”, OR THE
“CLIENT”), GOLDEN PEAR FUNDING OPCO, LLC (GP OPCO” OR “SERVICER”) AND
PEAR 2024-1, LLC (“ISSUER” OR “COMPANY”)

Relevant Entities:

Golden Pear Funding AssetCo, LLC (“GP Assetco”, “Seller”, “you” or the “Client”), Golden Pear Funding OpCo, LLC (“GP opco” or “Servicer”) and PEAR 2024-1, LLC (“Issuer” or “Company”)

Time Periods to be tested:

Data Tape as of January 10, 2024

Location:

Testing to be performed remotely in CBIZ’s office

Additional Request:

Document all discussions with and inquiries of management.

Note: Samples are selected as noted in the Statement of Work.

Consultant report should provide for glossary of defined terms which will serve as a point of reference for all capitalized terms found in the consulting report.

Consultant report should provide for a table listing individuals at the Client and Company that provided assistance and/or are referenced in the Consultant report. Table should provide for the following: name, title, phone number, affiliation, and tenure.

Note that the names of Obligors should remain anonymous in documenting test results.

Golden Pear Securitization, Series 2024-1	Consulting Report

SCOPE OF SERVICES

CBIZ to perform the following procedures to verify the completeness and accuracy of the litigation funding lien and medical lien assets (“Receivables Pool” or “Pledged Receivables”) included in the data tape utilized for the Preliminary Private Placement Memorandum for the Golden Pear Securitization, Series 2024-1 (“PPM”), which date still needs to be determined (“Transaction”) (“Data Tape”) as of the effective date of January 10, 2024.

CBIZ will judgmentally sample the following assets from the Date Tape (“Sample Group”):

a.	40 litigation receivable assets; and
b.	10 medical receivable assets.

CBIZ will perform the following procedures.

A.	From the January 10, 2024 Data Tape provided by the Client, judgmentally select the Sample Group and perform the below data integrity test (the “Data Integrity Review”). For items marked below as “confirm”, note whether the item is noted as part of the underlying source documentation. For items marked as “compare”, agree the item on the Data Tape to the Servicer’s underlying operating system. For items marked as “recalculate”, recalculate the noted item listed below for accuracy:

1.	Perform the following to verify the existence of the Receivable asset:

a.	Confirm the contract advance amount (net of any partial payments, if any) per the legal contract to the principal amount per the Data Tape.
b.	Compare the claimant funded date reported in the Data Tape to the Client’s Servicing System (“CSS”) or accounting system for the Company.
c.	Compare advance type per the Data Tape to the CSS or accounting records.
d.	Confirm contract advance amount reported in the Data Tape to proof of payment (e.g. check copy, wire confirmation, bank statements or accounting system).

2.	Verify accuracy of the reported aging of the Receivables Pool included in the Data Tape as follows:

a.	Compare the most recent advance date reported in the Data Tape to the accounting records or CSS by inspecting trial balance report from CSS and determining that the most recent date of funding agrees to the most recent funded date for that ID in the CSS report.
b.	Recalculate months since most recent advance date for each selection and agree to the Data Tape information.
c.	Compare the Raw Claim Type as shown in the Data Tape to the accounting records.

3.	For the Sample Group, Compare the Raw Primary Carrier as shown in the Data Tape to the accounting records or CSS.

Golden Pear Securitization, Series 2024-1	Consulting Report

4.	Recalculate individual tables and agree them to the tables as shown in the PPM using the Indicative Portfolio & Strats data file provided by the Client:

a.	Agree the Individual and Unique Plaintiffs advance/case count totals and the total Portfolio Principal Advance Amount in the schedules included in the Indicative Portfolio & Strats data file provided by the Client to the Data Tape.
b.	Recalculate the formulas in the designated tables included in the Indicative Portfolio & Strats data file provided by the Client for accuracy.

5.	Agree the designated tables in the Indicative Portfolio & Strats data file provided by the Client to the corresponding items in Appendix A of the Preliminary PPM.

Golden Pear Securitization, Series 2024-1	Consulting Report

A. Data Integrity Review

The Client provided a month-end electronic data file as of January 10, 2024 for all Pledged Receivables for Scope Steps A.1 – A.3. The Client also provided an Indicative Portfolio and Strats data file as of January 10, 2024 for Scope Steps A.4 and A.5.

For Steps A.1 - A.3, the Consultants judgmentally selected a sample of 50 assets (“Sample Group”) consisting of:

a.	40 litigation receivable assets; and
b.	10 medical receivable assets.

All 50 Pledged Receivables were tested according to the requested Scope procedures. The schedule for the Data File Integrity Test can be found as Exhibit A.1.

The Consultants noted the following results amongst the sampled 50 Pledged Receivables based on inquiry of management and testing:

DATA INTEGRITY REVIEW	SAMPLE SIZE	EXCEPTIONS FOUND	%
1. Perform the following to verify the existence of the Receivable asset:
a. Confirm the contract advance amount (net of any partial payments, if any) per the legal contract to the principal amount per the Data Tape	50	0	0%
b. Compare the claimant funded date reported in the Data Tape to the Client’s Servicing System (“CSS”) or accounting system for the Company	50	0	0%
c. Compare advance type per the Data Tape to the CSS or accounting records	50	0	0%
d. Confirm contract advance amount reported in the Data Tape to proof of payment (e.g. check copy, wire confirmation, bank statements or accounting system)	50	0	0%
2. Verify accuracy of the reported aging of the Receivables Pool included in the Data Tape as follows:
a. Compare the most recent advance date reported in the Data Tape to the accounting records or CSS by inspecting trial balance report from CSS and determining that the most recent date of funding agrees to the most recent funded date for that ID in the CSS report.	50	0	0%
b. Recalculate months since most recent advance for each selection and agree to the Data Tape	50	0	0%
c. Compare Raw Claim Type as shown in the Data Tape to the accounting records	50	0	0%

Golden Pear Securitization, Series 2024-1	Consulting Report

1.	Perform the following to verify the existence of the Receivable asset:

a.	The Consultants Confirmed the contract advance amount per legal contract to the principal amount per the Data Tape without exception.
b.	The Consultants Compared the claimant funded date reported in the Data Tape to the Client’s Servicing System (“CSS”) or Accounting Records without exception.

c.	The Consultants Compared advance type per the Data Tape to the CSS or Accounting Records without exception.
d.	The Consultants Confirmed the contract advance amount reported in the Data Tape to proof of payment (e.g. check copy, wire confirmation, bank statements or accounting system) without exception.

2. Verify accuracy of the reported aging of the Receivables Pool included in the Data Tape as follows:

a.	The Consultants Compared the most recent advance date reported in the Data Tape to the accounting records or by inspecting trial balance report from CCS and determining that the most recent date of funding agrees to the most recent funded date for that ID in the CCS report without exception.
b.	The Consultants recalculated months since most recent advance date for each selection and agreed to the Data Tape information without exception.
c.	The Consultants Compared the Raw Claim Type as shown in the Data Tape to the accounting records without exception.

3.	For the 50 assets, the Consultants Compared the Raw Primary Carrier as shown in the Data Tape to the accounting records without exception.

DATA INTEGRITY REVIEW	SAMPLE SIZE	EXCEPTIONS FOUND	%
Compare Raw Primary Carrier as shown in the Data Tape to the accounting records	50	0	0%

4.	Recalculate individual tables and agree them to the tables as shown in the PPM using the Indicative Portfolio & Strats data file provided by the Client as of January 10, 2024:

a.	The Consultants agreed without exception the Individual and Unique Plaintiffs advance/case count totals and the total Portfolio Principal Advance Amount in the schedules included in the Indicative Portfolio & Strats data file as of January 10, 2024 provided by the Client to the Data Tape.

LITIGATION RECALCULATIONS	PER COMPANY	PER CONSULTANTS
Number of Individual Advances	12,679	12,679
Total Portfolio Principal Advance Amount	$63,506,960.39	$63,506,960.39

MEDICAL RECALCULATIONS	PER COMPANY	PER CONSULTANTS
Number of Individual Advances	4,510	4,510
Total Portfolio Principal Advance Amount	$4,138,718.27	$4,138,718.27

b.	The Consultants recalculated the formulas in the following tables included in the Indicative Portfolio & Strats data file provided by the Client as of January 10, 2024 for accuracy without exception. See Step 5.

Golden Pear Securitization, Series 2024-1	Consulting Report

5.	The Consultants agreed the following tables in the Indicative Portfolio & Strats data file provided by the Client as of January 10, 2024 to the corresponding items in Appendix A of the Preliminary PPM without exception. Please see Appendix A in Exhibit A.2.

For the Litigation Strats, the following were recalculated for accuracy:

•	Composition of the Receivable Pool
•	Advance Type
•	Unique Obligor
•	Injury/ Case Type
•	Payment Source
•	Payment Source NAIC Rating
•	Law Firm
•	Months from Earliest Advance Date
•	Months from Most Recent Advance Date
•	Expected Case Worth Ratio
•	Plaintiff State

For the Medical Strats, the following were recalculated for accuracy:

•	Composition of the Receivable Pool
•	Advance Type
•	Unique Obligor
•	Injury/ Case Type
•	Payment Source
•	Payment Source NAIC Rating
•	Law Firm
•	Months from Earliest Advance Date
•	Months from Most Recent Advance Date
•	Expected Case Worth Ratio
•	Plaintiff State

•	Medical Service Provider